Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment

12. MINERAL PROPERTIES, PLANT AND EQUIPMENT
Acquisition costs of investment and non-producing properties together with costs directly related to mine development expenditures are capitalized. Exploration expenditures on investment and non-producing properties are charged to expense in the period they are incurred.
Capitalization of evaluation expenditures commences when there is a high degree of confidence in the project’s viability and hence it is probable that future economic benefits will flow to the Company. Evaluation expenditures, other than that acquired from the purchase of another mining company, are carried forward as an asset provided that such costs are expected to be recovered in full through successful development and exploration of the area of interest, or alternatively by its sale. Evaluation expenditures include delineation drilling, metallurgical evaluations, and geotechnical evaluations amongst others.
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2019
Net of accumulated depreciation	$678,489	$73,375	$249,231	$299,907	$1,301,002
Additions	152,033	42,487	549	68,664	263,733
Tahoe acquisition (Note 8)	314,604	274,817	194,900	455,080	1,239,401
Disposals	(2,461)	(13)	—	(2,010)	(4,484)
Depreciation and amortization	(113,067)	—	—	(140,386)	(253,453)
Depreciation charge captured in inventory	(33,810)	—	—	—	(33,810)
Impairment charge	—	(33,245)	(6,805)	—	(40,050)
Transfers	(77,598)	(25,872)	13,051	90,419	—
Closure and decommissioning – changes in estimate (Note 17)	32,562	—	—	—	32,562
As at December 31, 2019	$950,752	$331,549	$450,926	$771,674	$2,504,901

Cost as at December 31, 2019	$2,429,815	$398,485	$876,859	$1,476,170	$5,181,329
Accumulated depreciation and impairments	(1,479,063)	(66,936)	(425,933)	(704,496)	(2,676,428)
Carrying value – December 31, 2019	$950,752	$331,549	$450,926	$771,674	$2,504,901

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2018
Net of accumulated depreciation	$766,883	$71,809	$253,128	$244,863	$1,336,683
Additions	106,701	25,423	—	16,896	149,020
Disposals	—	(396)	—	(937)	(1,333)
Depreciation and amortization	(68,935)	—	—	(78,354)	(147,289)
Depreciation charge captured in inventory	(12,620)	—	—	—	(12,620)
Impairment charge	(2,144)	(25,113)	—	(532)	(27,789)
Transfers	(115,726)	1,652	(3,897)	117,971	—
Closure and decommissioning – changes in estimate (Note 17)	4,330	—	—	—	4,330
As at December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

Cost as at December 31, 2018	$1,997,880	$104,614	$668,358	$939,993	$3,710,845
Accumulated depreciation and impairments	(1,319,391)	(31,239)	(419,127)	(640,086)	(2,409,843)
Carrying value – December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

	December 31, 2019			December 31, 2018
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Huaron, Peru	$215,109	$(126,301)	$88,808	$207,360	$(114,288)	$93,072
Morococha, Peru	258,862	(164,501)	94,361	243,603	(149,120)	94,483
Shahuindo, Peru (1)	498,960	(39,668)	459,292	—	—	—
La Arena, Peru (1)	112,014	(22,853)	89,161	—	—	—
Alamo Dorado, Mexico	71,724	(71,724)	—	126,960	(126,960)	—
La Colorada, Mexico	305,357	(143,232)	162,125	301,706	(121,940)	179,766
Dolores, Mexico	1,608,334	(1,091,862)	516,472	1,529,751	(981,948)	547,803
Manantial Espejo, Argentina	371,677	(367,901)	3,776	367,105	(362,293)	4,812
San Vicente, Bolivia	143,251	(95,360)	47,891	137,394	(86,663)	50,731
Timmins, Canada (1)	292,986	(42,672)	250,314	—	—	—
Other	27,711	(17,485)	10,226	23,994	(16,265)	7,729
Total	$3,905,985	$(2,183,559)	$1,722,426	$2,937,873	$(1,959,477)	$978,396

Land and Non-Producing Properties:
Land	$5,528	$(1,267)	$4,261	$4,677	$(1,096)	$3,581
Navidad, Argentina	566,577	(376,101)	190,476	566,577	(376,101)	190,476
Escobal, Guatemala (1)	249,353	—	249,353	—	—	—
Timmins, Canada (1)	87,747	—	87,747	—	—	—
Shahuindo, Peru (1)	15,586	—	15,586	—	—	—
La Arena, Peru (1)	117,000	—	117,000	—	—	—
Minefinders, Mexico	83,079	(36,975)	46,104	91,362	(36,975)	54,387
La Colorada, Mexico	15,544	—	15,544	—	—	—
Morococha, Peru	7,213	—	7,213	9,674	—	9,674
Projects, Argentina (2)	95,851	(66,859)	28,992	69,774	(24,939)	44,835
Other	31,866	(11,667)	20,199	30,908	(11,255)	19,653
Total non-producing properties	$1,275,344	$(492,869)	$782,475	$772,972	$(450,366)	$322,606
Total mineral properties, plant and equipment	$5,181,329	$(2,676,428)	$2,504,901	$3,710,845	$(2,409,843)	$1,301,002

(1)	Acquired as part of the Tahoe Acquisition (Note 8).

(2)	Comprised of the Joaquin and COSE projects.
Held for Sale Assets
On January 31, 2018, the Company completed the sale of 100% of the shares of Minera Aquiline Argentina SA, which owns Calcatreu, to Patagonia for total consideration of $15 million in cash. The Company received $5 million at the date of sale with the remaining $10 million received on May 18, 2018, as scheduled. During the year ended December 31, 2018, the Company recorded a gain of $8.0 million ($6 million, net of tax expense) on the sale of Calcatreu included in gain on sale of mineral properties, plant and equipment.